COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2012
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs and Estimated Earnings On Uncompleted Contracts [Table Text Block]
	June, 30
	2011	2012

Contract costs incurred plus estimated earnings	$389,676,454	$573,517,664
Less: progress billings	(286,160,795)	(458,356,428)

	$103,515,659	$115,161,236